Income Taxes (Components of tax expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Abstract]
Current income tax expense	$ 17.3	$ 11.9
Deferred income tax expense (recovery)	16.9	(16.3)
Income tax expense (recovery) recognized in net (loss) earnings	$ 34.2	$ (4.4)